RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 23 – RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31
	2025	2024	2023

Payroll and related expenses	$4,610	$2,417	$1,758
Subcontractor and outsourced work	935	1,081	1,683
Share-based compensation	4,154	191	532
Pilot expenses and other	245	164	130
	$9,944	$3,853	$4,103